UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2012

Date of reporting period:  May 31, 2011

Item 1. Schedule of Investments.

Bright Rock Mid Cap Growth Fund
Schedule of Investments
May 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.19%
Aerospace & Defense - 3.12%
HEICO Corp.	9,087	$499,603
Precision Castparts Corp.	2,845	446,950
		946,553
Auto Components - 1.71%
BorgWarner, Inc. (a)	7,155	518,809
Biotechnology - 5.74%
Alexion Pharmaceuticals, Inc. (a)	12,810	607,450
Onyx Pharmaceuticals, Inc. (a)	13,655	579,655
United Therapeutics Corp. (a)	8,595	554,979
		1,742,084
Capital Markets - 3.14%
Lazard Ltd.	10,835	422,023
Raymond James Financial, Inc.	14,880	531,811
		953,834
Chemicals - 1.67%
FMC Corp.	6,000	506,100
Commercial Banks - 1.58%
First Republic Bank (a)	14,880	479,880
Communications Equipment - 2.81%
Juniper Networks, Inc. (a)	12,655	463,300
Riverbed Technology, Inc. (a)	10,300	390,576
		853,876
Distributors - 1.81%
LKQ Corp. (a)	20,690	550,147
Diversified Consumer Services - 3.26%
Coinstar, Inc. (a)	9,440	501,547
DeVry, Inc.	9,095	489,766
		991,313
Diversified Financial Services - 1.39%
IntercontinentalExchange, Inc. (a)	3,510	423,482
Electrical Equipment - 2.87%
GrafTech International Ltd. (a)	22,000	465,080
Rockwell Automation, Inc.	4,900	407,239
		872,319
Energy Equipment & Services - 1.57%
Superior Energy Services, Inc. (a)	12,730	476,993
Food Products - 2.70%
Green Mountain Coffee Roasters, Inc. (a)	9,955	819,993
Health Care Equipment & Supplies - 6.38%
Alere, Inc. (a)	13,520	540,800
Masimo Corp.	14,000	430,080
ResMed, Inc. (a)	14,750	474,950
Thoratec Corp. (a)	14,125	491,126
		1,936,956
Health Care Technology - 1.32%
Allscript-Misys Healtcare Solutions, Inc. (a)	20,000	402,200
Hotels, Restaurants & Leisure - 2.20%
Wynn Resorts Ltd.	4,565	668,864
Household Durables - 1.25%
NVR, Inc. (a)	510	380,460
Internet Software & Services - 2.71%
Ancestry Com, Inc. (a)	10,000	411,300
Intralinks Hldgs, Inc. (a)	20,000	413,000
		824,300
IT Services - 1.26%
Alliance Data Systems Corp. (a)	4,085	383,704
Life Sciences Tools & Services - 0.95%
Illumina, Inc. (a)	4,000	288,320
Machinery - 1.81%
WABCO Holdings, Inc. (a)	8,000	548,400
Media - 1.67%
Discovery Communications, Inc. (a)	11,655	507,692
Metals & Mining - 5.01%
Allegheny Technologies, Inc.	7,985	534,995
Cliffs Natural Resources, Inc.	6,475	587,283
Steel Dynamics, Inc.	23,280	398,088
		1,520,366
Oil, Gas & Consumable Fuels - 4.52%
InterOil Corp. (a)	7,720	470,920
Newfield Exploration Co. (a)	6,400	477,376
Range Resources Corp.	7,585	424,153
		1,372,449
Personal Products - 2.22%
Herbalife Ltd.	12,000	675,360
Pharmaceuticals - 2.98%
Elan Corp PLC - ADR (a)	40,000	382,800
Shire PLC - ADR	5,475	523,355
		906,155
Professional Services - 1.59%
Corporate Executive Board Co.	11,500	483,575
Real Estate Management & Development - 1.66%
Jones Lang LaSalle, Inc.	5,200	505,180
Road & Rail - 1.86%
JB Hunt Transport Services, Inc.	12,340	565,789
Semiconductors & Semiconductor Equipment - 10.02%
Altera Corp.	13,045	627,334
Marvell Technology Group Ltd. (a)	35,280	572,947
Netlogic Microsystems, Inc. (a)	10,715	410,599
Novellus Systems, Inc. (a)	13,210	479,127
NVIDIA Corp. (a)	28,900	579,156
Skyworks Solutions, Inc. (a)	14,750	375,682
		3,044,845
Software - 5.32%
Ansys, Inc. (a)	10,000	573,700
Concur Technologies, Inc. (a)	8,320	415,750
Rovi Corp. (a)	10,825	627,417
		1,616,867
Specialty Retail - 6.47%
AutoNation, Inc. (a)	14,270	500,877
CarMax, Inc. (a)	18,275	542,036
Guess?, Inc.	13,315	608,762
Urban Outfitters, Inc. (a)	10,325	314,500
		1,966,175
Trading Companies & Distributors - 1.62%
Fastenal Co.	14,800	491,064
TOTAL COMMON STOCKS (Cost $22,664,368)		29,224,104
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 4.48%
Money Market Funds - 4.48%
Fidelity Institutional Money Market Portfolio	$1,359,961	1,359,961
TOTAL SHORT TERM INVESTMENTS (Cost $1,359,961)		1,359,961
Total Investments (Cost $24,024,329) - 100.67%		30,584,065
Liabilities in Excess of Other Assets - (0.67)%		$(204,216)
TOTAL NET ASSETS - 100.00%		$30,379,849

Footnotes

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable Rate

The Schedule of Investments incorporates the Global Industry Classification Standard (GICSR). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

	The cost basis of investments for federal income tax purposes at May 31, 2011
	was as follows*:

	Cost of investments	$24,024,329
	Gross unrealized appreciation	6,872,833
	Gross unrealized depreciation	(313,097)
	Net unrealized appreciation	$6,559,736

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
	Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at May 31, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar
	securities, interest rates, prepayment speeds, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in
	determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stock	$29,224,104	$—	$—	$29,224,104
Total Equity	$29,224,104	$—	$—	$29,224,104

Short-Term Investments	1,359,961	—	—	1,359,961

Total Investments in Securities	$30,584,065	$—	$—	$30,584,065

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2011.

Bright Rock Quality Large Cap Fund
Schedule of Investments
May 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.63%
Aerospace & Defense - 5.17%
Lockheed Martin Corp.	27,500	$2,142,250
United Technologies Corp.	27,500	2,413,675
		4,555,925
Beverages - 2.98%
PepsiCo, Inc.	37,000	2,631,440
Chemicals - 4.10%
Albemarle Corp.	13,500	956,340
Ecolab, Inc.	33,000	1,811,040
Praxair, Inc.	8,000	846,720
		3,614,100
Commercial Banks - 3.35%
Wells Fargo & Co.	104,000	2,950,480
Communications Equipment - 2.10%
Cisco Systems, Inc.	110,000	1,848,000
Computers & Peripherals - 2.29%
Hewlett-Packard Co.	54,000	2,018,520
Containers & Packaging - 5.87%
Bemis, Inc.	77,500	2,566,800
Greif, Inc.	39,500	2,611,740
		5,178,540
Diversified Financial Services - 3.33%
JPMorgan Chase & Co.	68,000	2,940,320
Diversified Telecommunication Services - 4.58%
AT&T, Inc.	100,000	3,156,000
CenturyLink, Inc.	20,500	885,395
		4,041,395
Electric Utilities - 4.88%
Exelon Corp.	40,500	1,694,925
Southern Co.	65,000	2,605,200
		4,300,125
Energy Equipment & Services - 2.35%
National Oilwell Varco, Inc.	28,500	2,068,530
Food & Staples Retailing - 4.37%
CVS Caremark Corp.	54,000	2,089,260
Wal-Mart Stores, Inc.	32,000	1,767,040
		3,856,300
Health Care Equipment & Supplies - 3.89%
Becton Dickinson & Co.	15,000	1,313,250
Medtronic, Inc.	52,000	2,116,400
		3,429,650
Hotels, Restaurants & Leisure - 1.96%
Starbucks Corp.	47,000	1,729,130
Household Products - 2.62%
Procter & Gamble Co.	34,500	2,311,500
Industrial Conglomerates - 4.52%
General Electric Co.	203,000	3,986,920
Insurance - 2.98%
Aflac, Inc.	55,000	2,628,450
Media - 5.88%
Time Warner Cable, Inc.	37,500	2,895,750
Walt Disney Co. (a)	55,000	2,289,650
		5,185,400
Multiline Retail - 3.23%
Target Corp.	57,500	2,847,975
Multi-Utilities - 2.91%
Wisconsin Energy Corp.	82,000	2,564,140
Oil, Gas & Consumable Fuels - 7.83%
Apache Corp.	16,000	1,993,600
Chevron Corp.	38,500	4,039,035
Exxon Mobil Corp.	10,500	876,435
		6,909,070
Pharmaceuticals - 6.03%
Abbott Laboratories	63,000	3,291,750
Allergan, Inc.	24,500	2,026,885
		5,318,635
Semiconductors & Semiconductor Equipment - 3.45%
Intel Corp.	135,000	3,038,850
Software - 2.07%
Microsoft Corp.	73,000	1,825,730
Specialty Retail - 1.81%
Home Depot, Inc.	44,000	1,596,320
Water Utilities - 1.88%
Aqua America, Inc.	73,000	1,662,210
Wireless Telecommunication Services - 2.20%
American Tower Corp. (a)	35,000	1,941,800
TOTAL COMMON STOCKS (Cost $77,168,211)		86,979,455
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 1.33%
Money Market Funds - 1.33%
Fidelity Institutional Money Market Portfolio	$1,172,631	1,172,631
TOTAL SHORT TERM INVESTMENTS (Cost $1,172,631)		1,172,631
Total Investments (Cost $78,340,842) - 99.96%		88,152,086
Other Assets in Excess of Liabilities - 0.04%		36,735
TOTAL NET ASSETS - 100.00%		$88,188,821

Footnotes

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICSR). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at May 31, 2011 was as follows*:

Cost of investments	$78,340,842
Gross unrealized appreciation	11,297,843
Gross unrealized depreciation	(1,486,599)
Net unrealized appreciation	$9,811,244

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at May 31, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stock*	$86,979,455	$—	$—	$86,979,455
Total Equity	86,979,455	—	—	86,979,455

Short-Term Investments	1,172,631	—	—	1,172,631
Total Investments in Securities	$88,152,086	$—	$—	$88,152,086

There were no transfers into and out of Level 1 and 2 during the period ended May 31, 2011.
* For further breakdown of Common Stock by Industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By           /s/ Joseph Neuberger
Joseph Neuberger, President

Date        July 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Joseph Neuberger
Joseph Neuberger, President

Date        July 27, 2011

By           /s/ John Buckel
John Buckel, Treasurer

Date        July 26, 2011